Income Taxes - Schedule of Reconciliation between Income Taxes Expense (Benefit) to Loss before Income Taxes and Actual Provision for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes And Tax Related [Line Items]
Net loss before provision for income tax	$ (25,415,000)	$ (9,326,000)	$ (3,839,000)
Income tax benefit at statutory tax rate	(6,354,000)	(2,332,000)	(960,000)
Permanent differences	99,000	(285,000)	(90,000)
Change in valuation allowance	4,560,000	2,355,000	842,000
Effect of income tax rate difference in other jurisdictions	1,695,000	262,000	208,000
Provision for income tax	$ 0	$ 0	$ 0
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%